Share Capital (Details Narrative) (10-K)																9 Months Ended			12 Months Ended
		Nov. 10, 2019 $ / shares shares	Nov. 02, 2019 $ / shares shares	Jul. 04, 2019 $ / shares shares	May 28, 2019	May 10, 2019 USD ($) $ / shares shares	May 10, 2019 CAD ($) shares	May 02, 2019 USD ($) $ / shares shares	May 02, 2019 CAD ($) shares	May 02, 2019 USD ($) $ / shares shares	May 02, 2019 CAD ($) shares	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2019 CAD ($) shares	Jan. 16, 2019 USD ($) $ / shares shares	Jan. 16, 2019 CAD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares		Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Sep. 30, 2020 $ / shares shares		May 10, 2020 $ / shares	May 10, 2020 $ / shares	May 02, 2020 $ / shares	May 02, 2020 $ / shares	Dec. 31, 2019 $ / shares		Nov. 10, 2019 $ / shares	Nov. 02, 2019 $ / shares	Jul. 04, 2019 $ / shares shares	May 10, 2019 CAD ($) $ / shares	May 02, 2019 $ / shares	Jan. 31, 2019 $ / shares	Jan. 16, 2019 $ / shares	Dec. 31, 2017 $ / shares shares [1]
Number of common stock issued shares | shares		48,791	86,739			38,974	38,974	73,853	73,853
Gross proceeds from issuance of shares | $																		$ 7,940,076	$ 7,939,528		$ 1,721,339
Warrants term						5 years		5 years		5 years																								5 years	5 years
Number of common stock issued | $						$ 137,968		$ 260,585										7,940,076	$ 7,939,528		1,673,482
Common stock shares cancelled | shares	[1]																		37,500
Share-based compensation expense | $																$ 463,882		$ 337,267	$ 401,869		$ 208,321
Number of options | shares																6,979,361			1,106,711	[1]	838,947	[1]	6,979,361															168,421
Weighted average exercise price																$ 0.40			$ 1.35	[1]	$ 1.38	[1]																$ 0.27
Stock option exercisable | shares																5,231,715			743,421	[1]			5,231,715
Unrecognized compensation cost | $																			$ 33,766
Recognized over a period																2 years			2 years
Stock Option Plan [Member]
Increase the number of authorized shares percentage					15.00%
Convertible Debentures [Member]
Number of common stock issued shares | shares						105,263	105,263
Shares issued price per share						$ 3.56
Warrants term						60 months																												60 months
Convertible debentures | $						$ 372,634
Convertible Debentures One [Member]
Number of common stock issued shares | shares						1,453	1,453
Shares issued price per share						$ 3.56
Series A Preferred Stock [Member]
Shares issued price per share		$ 3.61	$ 3.61
Preferred stock description								Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least CAD $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 2, 2024.	Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least CAD $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 2, 2024.
Common Class A Shares [Member]
Number of common stock issued shares | shares																500,000
Common Class A Shares [Member] | Purchase Agreement [Member]
Number of common stock issued shares | shares																					5,263,158
Common Class A Shares One [Member] | Purchase Agreement [Member]
Number of common stock issued shares | shares																					105,263
CAD [Member]
Warrant per share																																		$ 9.50	$ 9.50
Number of common stock issued | $							$ 185,125		$ 350,800
Weighted average exercise price																							$ 0.54						$ 1.76	[1]
CAD [Member] | Convertible Debentures [Member]
Shares issued price per share																																		4.75
Warrant per share																																		$ 9.50
Convertible debentures | $																																		$ 500,000
CAD [Member] | Convertible Debentures One [Member]
Shares issued price per share																																		$ 4.75
CAD [Member] | Series A Preferred Stock [Member]
Shares issued price per share																															$ 4.75	$ 4.75
Non-Brokered Private Placement [Member]
Number of common stock issued shares | shares												26,316	26,316	210,526	210,526
Gross proceeds from issuance of shares | $												$ 47,550		$ 264,191
Shares issued price per share												$ 1.8		$ 1.80
Warrants term														36 months																							36 months
Non-Brokered Private Placement [Member] | CAD [Member]
Gross proceeds from issuance of shares | $													$ 62,500		$ 350,000
Shares issued price per share																																				$ 2.38	$ 1.66
Warrant per share																																					2.38
Brokered and Non-Brokered Private Placement [Member]
Number of common stock issued shares | shares						779,474	779,474	1,371,789	1,371,789
Gross proceeds from issuance of shares | $						$ 2,759,353		$ 4,840,291
Shares issued price per share						$ 3.56		$ 3.56		$ 3.56
Warrants term								5 years		5 years																									5 years
Preferred stock dividend percentage						12.00%	12.00%	12.00%	12.00%
Brokered and Non-Brokered Private Placement [Member] | Series A Preferred Stock [Member]
Preferred stock description						Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 10, 2024.	Additionally, the principal amount of the Series A Preferred share along with any unpaid dividends will automatically convert into Common Shares upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. May 10, 2024.
Brokered and Non-Brokered Private Placement [Member] | CAD [Member]
Gross proceeds from issuance of shares | $							$ 3,702,500		$ 6,516,000
Shares issued price per share																																		4.75	$ 4.75
Warrant per share																																		9.50	9.50
Brokered and Non-Brokered Private Placement [Member] | CAD [Member] | Minimum [Member]
Gross proceeds from issuance of shares | $									$ 5,000,000
May 10 Private Placement [Member]
Number of common stock issued shares | shares				5,263
Shares issued price per share				$ 3.66
Warrants term				5 years																													5 years
Common stock shares cancelled | shares				5,263
Warrants to purchase common share | shares				5,263																													5,263
May 10 Private Placement [Member] | CAD [Member]
Shares issued price per share																																	$ 4.75
May 10 Private Placement [Member] | CAD [Member] | Series A Preferred Stock [Member]
Warrant per share																																	$ 9.50
Reverse Split [Member]
Number of common stock issued shares | shares		231,758	412,008			185,125	185,125
Number of reverse split shares | shares						857,480	857,480	350,800	350,800	857,480	857,480										28,311,492
Gross proceeds from issuance of shares | $																					$ 1,688,225
Shares issued price per share																									$ 3.42		$ 3.37
Common stock shares cancelled | shares	[1]															25,132
Number of common stock service rendering shares | shares																96,029		236,051	1,162,577		4,800,000
Number of options | shares	[1]															1,469,339			1,106,711				1,469,339
Weighted average exercise price	[1]															$ 1.91			$ 1.35
Stock option exercisable | shares																1,101,414	[1]		3,531,250				1,101,414	[1]
Reverse Split [Member] | Convertible Debentures [Member]
Number of common stock issued shares | shares						500,000	500,000
Shares issued price per share						$ 0.75
Reverse Split [Member] | Convertible Debentures One [Member]
Number of common stock issued shares | shares						6,904	6,904
Shares issued price per share						$ 0.75
Reverse Split [Member] | Series A Preferred Stock [Member]
Shares issued price per share		$ 0.76	$ 0.76
Reverse Split [Member] | Common Class A Shares [Member]
Number of common stock issued shares | shares																105,263
Reverse Split [Member] | Common Class A Shares [Member] | Purchase Agreement [Member]
Number of common stock issued shares | shares																					25,000,000
Reverse Split [Member] | Common Class A Shares One [Member] | Purchase Agreement [Member]
Number of common stock issued shares | shares																					500,000
Reverse Split [Member] | CAD [Member]
Shares issued price per share																										$ 4.75		$ 4.75
Warrant per share																																		2.00	2.00
Weighted average exercise price																							$ 2.55						$ 0.37
Reverse Split [Member] | CAD [Member] | Convertible Debentures [Member]
Shares issued price per share																																		1.00
Warrant per share																																		2.00
Reverse Split [Member] | CAD [Member] | Convertible Debentures One [Member]
Shares issued price per share																																		1.00
Reverse Split [Member] | CAD [Member] | Series A Preferred Stock [Member]
Shares issued price per share																															$ 1.00	$ 1.00
Reverse Split [Member] | Non-Brokered Private Placement [Member]
Number of reverse split shares | shares												125,000	125,000	1,000,000	1,000,000
Shares issued price per share												$ 0.38		$ 0.26
Reverse Split [Member] | Non-Brokered Private Placement [Member] | CAD [Member]
Shares issued price per share																																				$ 0.50	0.35
Warrant per share																																					$ 0.50
Reverse Split [Member] | Brokered and Non-Brokered Private Placement [Member]
Number of reverse split shares | shares						3,702,500	3,702,500	6,516,000	6,516,000
Shares issued price per share						$ 0.75		$ 0.75		$ 0.75
Reverse Split [Member] | Brokered and Non-Brokered Private Placement [Member] | CAD [Member]
Shares issued price per share																																		1.00	1.00
Warrant per share																																		2.00	2.00
Reverse Split [Member] | Share Issuance Costs [Member] | CAD [Member]
Warrant per share																																		$ 2.00
Reverse Split [Member] | May 10 Private Placement [Member]
Number of common stock issued shares | shares				25,000
Shares issued price per share				$ 0.77
Common stock shares cancelled | shares				25,000
Warrants to purchase common share | shares				25,000																													25,000
Reverse Split [Member] | May 10 Private Placement [Member] | CAD [Member]
Shares issued price per share																																	$ 1.00
Reverse Split [Member] | May 10 Private Placement [Member] | CAD [Member] | Series A Preferred Stock [Member]
Warrant per share																																	$ 2.00
Share Issuance Costs [Member]
Number of reverse split shares | shares						180,522	180,522			180,522	180,522
Number of common stock issued | $						$ 766,970				$ 766,970
Warrant issued | $
Share Issuance Costs [Member] | CAD [Member]
Warrant per share																																			$ 9.50
Number of common stock issued | $							$ 1,029,121				$ 1,029,121
Common Shares [Member]
Number of common stock issued shares | shares																					5,960,314
Number of common stock service rendering shares | shares																456,139		1,121,242	244,753		1,010,526

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.